DEFERRED REVENUE	12 Months Ended
Dec. 31, 2011
DEFERRED REVENUE
DEFERRED REVENUE

12.                              DEFERRED REVENUE

	December 31,
	2010	2011

Deferred revenue - current:
Deferred revenue from customers (i)	$1,920	$8,356
Deferred revenue for system development services (ii)	2,290	3,006
Deferred subsidy income (iii)	379	517
Deferred license fee (iv)	—	210
Total deferred revenue - current	$4,589	$12,089

Deferred revenue - noncurrent
Deferred license fee (iv)	$—	$1,853
Deferred reimbursement of ADS depositary service (v)	—	1,671
Deferred subsidy income (iii)	—	1,589
Total deferred revenue - noncurrent	$—	$5,113

(i)

Deferred revenue from customers mainly represents payments received from (1) advertising customers before the services were provided by the Group; and (2) game players of web games before the in-game currency were consumed.

(ii)

Deferred revenue for system development services represents payments received from third party customers in relation to the service to be provided by the Group which is subject to the customers’ inspection and acceptance.

(iii)

The Group received prepayments from the local government for web-security related research and development projects. The amount was deferred since the projects are subject to final inspection upon the completion.

(iv)	Deferred license fee was related to the nonmonetary transaction as described in Note 6.

(v)

Deferred reimbursement of ADS depositary service represents the cash received from the Bank of New York Mellon as reimbursement of its ADS depositary service, which will be recognized ratably over the contract term.